LEGG MASON EQUITY FUNDS
                       Value Trust, Inc.
                    Total Return Trust, Inc.
                 Special Investment Trust, Inc.
                American Leading Companies Trust
                         Balanced Trust

                         Primary Shares

        Supplement to the Prospectus dated July 31, 1996

Under the section entitled "LMCM" on page 27 of the Prospectus, the third paragraph is revised to read:

     Effective January 1, 1997, an investment committee composed of officers and employees of LMCM became responsible for the management of American Leading Companies.












                                                  January 16, 1997

                    NAVIGATOR EQUITY FUNDS
                     Navigator Value Trust
                  Navigator Total Return Trust
               Navigator Special Investment Trust
           Navigator American Leading Companies Trust
                    Navigator Balanced Trust

        Supplement to the Prospectus dated July 31, 1996

Under the section entitled "LMCM" on page 23 of the Prospectus, the third paragraph is revised to read:

     Effective January 1, 1997, an investment committee composed of officers and employees of LMCM became responsible for the management of American Leading Companies.












                                                  January 16, 1997